UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Total Equity Market Index Fund

(POMIX)

This annual shareholder report contains important information about Total Equity Market Index Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Equity Market Index Fund	$21	0.19%

What drove fund performance during the past 12 months?

  Major U.S. stock market indexes rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Semiconductors and semiconductor equipment and software companies performed very well during the year, as NVIDIA and Microsoft were two of the top-performing companies in the portfolio.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P Total Market Index and closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Fund	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,100	10,097	10,093
2016	10,356	10,362	10,357
2016	10,816	10,818	10,818
2016	11,269	11,274	11,265
2017	11,918	11,921	11,918
2017	12,282	12,280	12,276
2017	12,816	12,842	12,837
2017	13,613	13,656	13,649
2018	13,522	13,568	13,567
2018	14,024	14,095	14,092
2018	14,995	15,099	15,094
2018	12,852	12,940	12,927
2019	14,653	14,757	14,741
2019	15,261	15,361	15,344
2019	15,423	15,540	15,519
2019	16,793	16,954	16,921
2020	13,252	13,410	13,374
2020	16,146	16,364	16,328
2020	17,577	17,871	17,810
2020	20,122	20,495	20,439
2021	21,374	21,796	21,757
2021	23,130	23,592	23,560
2021	23,130	23,568	23,532
2021	25,235	25,754	25,683
2022	23,851	24,395	24,296
2022	19,846	20,321	20,206
2022	18,910	19,413	19,284
2022	20,286	20,808	20,667
2023	21,759	22,302	22,165
2023	23,598	24,172	24,025
2023	22,827	23,386	23,234
2023	25,637	26,209	26,053
2024	28,216	28,835	28,670
2024	29,134	29,762	29,599
2024	30,875	31,616	31,422
2024	31,655	32,448	32,273
2025	30,109	30,916	30,702
2025	33,415	34,314	34,106
2025	36,134	37,120	36,909
2025	37,066	38,012	37,777

202501-4140694, 202601-5112677

F123-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Total Equity Market Index Fund	17.10%	13.00%	14.00%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P Total Market Index (Strategy Benchmark)	17.05	13.07	14.22

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,046,492
  Number of Portfolio Holdings1,151
  Investment Advisory Fees Paid (000s)$2,591
  Portfolio Turnover Rate2.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	13.8
Consumer Discretionary	10.3
Health Care	10.1
Communication Services	9.7
Industrials & Business Services	9.5
Consumer Staples	4.3
Energy	2.9
Real Estate	2.3
Other	4.7

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.8%
Apple	6.0
Microsoft	5.4
Alphabet	5.0
Amazon.com	3.4
Broadcom	2.5
Meta Platforms	2.2
Tesla	1.9
Berkshire Hathaway	1.4
JPMorgan Chase	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Equity Market Index Fund

 (POMIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
POMIX Total Equity Market
Index Fund

T. ROWE PRICE Total Equity Market Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 62.04 $ 51.10 $ 41.03 $ 51.79 $ 41.94
Investment activities
Net investment income
(1)(2)
0.69 0.68 0.67 0.59 0.49
Net realized and unrealized
gain/loss 9.91 11.35 10.14 (10.74) 10.15
Total from investment
activities 10.60 12.03 10.81 (10.15) 10.64
Distributions
Net investment income (0.68) (0.66) (0.61) (0.60) (0.53)
Net realized gain (0.83) (0.43) (0.13) (0.01) (0.26)
Total distributions (1.51) (1.09) (0.74) (0.61) (0.79)
NET ASSET VALUE
End of period $ 71.13 $ 62.04 $ 51.10 $ 41.03 $ 51.79
Ratios/Supplemental Data
Total return
(2)(3)
17.10% 23.47% 26.38% (19.61)% 25.41%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.19% 0.18% 0.19% 0.21% 0.26%
Net expenses after waivers/
payments by Price Associates 0.19% 0.18% 0.19% 0.21% 0.26%
Net investment income 1.06% 1.17% 1.45% 1.34% 1.03%
Portfolio turnover rate 2.7% 6.1% 5.8% 4.8% 20.0%
Net assets, end of period (in
millions) $3,046 $2,905 $2,278 $1,870 $2,661
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Total Equity Market Index Fund
December 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  9.7%
Diversified Telecommunication Services  0.5%
AT&T  302,340 7,510
ATN International  6,278 143
GCI Liberty, Class A, EC (1)(2) 6,211 —
GCI Liberty, Class C (2) 1,906 71
Globalstar (2)(3) 8,350 510
Liberty Global, Class A (2) 9,159 102
Liberty Global, Class C (2)(3) 9,946 110
Lumen Technologies (2) 77,164 599
Verizon Communications  174,655 7,114
16,159
Entertainment  1.4%
Electronic Arts  9,928 2,029
Liberty Media Corp-Liberty Formula One, Class A (2) 5,476 489
Liberty Media Corp-Liberty Formula One, Class C (2) 14,803 1,458
Live Nation Entertainment (2)(3) 6,546 933
Madison Square Garden Sports (2)(3) 1,016 263
Netflix (2) 203,103 19,043
Playtika Holding  5,057 20
ROBLOX, Class A (2) 25,533 2,069
Roku (2) 4,407 478
Sphere Entertainment (2)(3) 6,429 611
Take-Two Interactive Software (2) 5,060 1,295
TKO Group Holdings  3,742 782
Walt Disney  77,881 8,861
Warner Bros Discovery (2) 98,795 2,847
Warner Music Group, Class A  10,493 322
41,500
Interactive Media & Services  7.3%
Alphabet, Class A  266,026 83,266
Alphabet, Class C  216,023 67,788
Angi (2) 2,228 29
IAC (2) 4,243 166
Match Group  15,066 486
Meta Platforms, Class A  100,689 66,464
Pinterest, Class A (2) 44,275 1,146
Reddit, Class A (2) 5,049 1,161
Snap, Class A (2) 15,662 126
Ziff Davis (2)(3) 4,822 170

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ZoomInfo Technologies (2) 7,500 76
220,878
Media  0.4%
AMC Networks, Class A (2)(3) 18,162 173
Charter Communications, Class A (2)(3) 5,264 1,099
Comcast, Class A  157,928 4,721
EchoStar, Class A (2)(3) 11,441 1,244
Entravision Communications, Class A  31,885 93
Fox, Class A  10,287 752
Gray Media  6,200 30
Ibotta, Class A (2)(3) 304 7
Liberty Broadband, Class C (2) 4,031 196
New York Times, Class A  7,655 531
News, Class A  12,834 335
News, Class B (3) 5,575 165
Nexstar Media Group  1,390 282
Omnicom Group  12,290 992
Paramount Skydance, Class B  41,118 551
Scholastic  10,333 306
TEGNA  21,060 409
Trade Desk, Class A (2) 20,397 774
12,660
Wireless Telecommunication Services  0.1%
Array Digital Infrastructure (3) 3,145 169
Telephone & Data Systems  8,379 344
T-Mobile U.S.  19,264 3,911
4,424
Total Communication Services 295,621
CONSUMER DISCRETIONARY  10.3%
Automobile Components  0.1%
Aptiv (2) 6,793 517
Autoliv  6,738 800
BorgWarner  16,172 729
Lear  1,377 158
Mobileye Global, Class A (2) 7,243 75
Phinia  5,710 358
QuantumScape (2)(3) 28,597 298
Standard Motor Products  5,609 206
Stoneridge (2) 25,193 146
Visteon  3,542 337
XPEL (2)(3) 3,050 152

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3,776
Automobiles  2.1%
Ford Motor  154,468 2,027
General Motors  36,775 2,991
Rivian Automotive, Class A (2) 17,303 341
Tesla (2) 129,526 58,250
Winnebago Industries  4,427 179
63,788
Broadline Retail  3.5%
Amazon.com (2) 448,359 103,490
Coupang (2) 71,437 1,685
eBay  19,453 1,695
Etsy (2) 73 4
Ollie's Bargain Outlet Holdings (2) 4,599 504
107,378
Distributors  0.0%
Genuine Parts  5,678 698
LKQ  9,152 277
Pool  1,482 339
1,314
Diversified Consumer Services  0.1%
Adtalem Global Education (2) 2,952 305
Bright Horizons Family Solutions (2) 3,576 362
Duolingo (2) 2,944 517
Frontdoor (2) 8,273 477
H&R Block  3,986 174
Service Corp. International  10,807 843
Strategic Education  4,459 358
3,036
Hotels, Restaurants & Leisure  1.9%
Airbnb, Class A (2) 18,837 2,557
Aramark  8,857 326
Bloomin' Brands (3) 9,349 58
Booking Holdings  1,672 8,954
Boyd Gaming  3,739 319
Brinker International (2) 3,863 554
Caesars Entertainment (2)(3) 5,692 133
Carnival (2) 39,591 1,209
Cava Group (2)(3) 4,375 257
Chipotle Mexican Grill (2) 74,517 2,757
Cracker Barrel Old Country Store  3,369 86

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Darden Restaurants  3,721 685
Domino's Pizza  2,533 1,056
DoorDash, Class A (2) 15,495 3,509
DraftKings, Class A (2) 20,855 719
Expedia Group  4,035 1,143
Flutter Entertainment (2) 7,046 1,515
Hilton Grand Vacations (2) 4,960 222
Hilton Worldwide Holdings  9,411 2,703
Jack in the Box  1,493 28
Las Vegas Sands  27,505 1,790
Marriott International, Class A  8,936 2,772
Marriott Vacations Worldwide  309 18
McDonald's  35,891 10,969
MGM Resorts International (2) 10,251 374
Norwegian Cruise Line Holdings (2) 20,968 468
Papa John's International (3) 3,444 133
Penn Entertainment (2) 9,333 138
Planet Fitness, Class A (2) 4,502 488
Royal Caribbean Cruises  10,758 3,001
Six Flags Entertainment (2)(3) 3,896 60
Starbucks  49,738 4,188
Texas Roadhouse  1,657 275
Travel + Leisure  8,175 577
United Parks & Resorts (2)(3) 4,723 171
Vail Resorts (3) 2,097 279
Wendy's (3) 17,394 145
Wingstop  3,349 799
Wyndham Hotels & Resorts  5,106 386
Wynn Resorts  7,004 843
Yum! Brands  11,994 1,814
58,478
Household Durables  0.4%
DR Horton  13,566 1,954
Ethan Allen Interiors  10,936 250
Garmin  5,048 1,024
Helen of Troy (2) 1,771 38
Hovnanian Enterprises, Class A (2) 1,912 187
La-Z-Boy (3) 9,127 340
Lennar, Class A  12,134 1,247
Mohawk Industries (2) 2,079 227
NVR (2) 187 1,364
PulteGroup  11,983 1,405
Taylor Morrison Home (2) 9,433 555

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toll Brothers  7,870 1,064
TopBuild (2) 2,192 915
Tri Pointe Homes (2) 8,685 273
Whirlpool  2,777 200
11,043
Leisure Products  0.1%
Brunswick  7,085 526
Hasbro  6,575 539
Mattel (2) 23,850 473
Polaris (3) 2,460 156
1,694
Specialty Retail  1.8%
Advance Auto Parts (3) 7,267 286
American Eagle Outfitters  8,804 232
AutoZone (2) 921 3,124
Bath & Body Works  25,839 519
Best Buy  7,681 514
Boot Barn Holdings (2) 3,025 534
Burlington Stores (2) 4,062 1,173
Carvana (2) 6,384 2,694
Five Below (2) 3,697 696
Floor & Decor Holdings, Class A (2)(3) 12,305 749
GameStop, Warrants, 9/10/30 (2) 866 3
Group 1 Automotive  689 271
Home Depot  48,070 16,541
Lithia Motors  1,280 425
Lowe's  26,897 6,486
Murphy USA  730 295
O'Reilly Automotive (2) 45,540 4,154
PetMed Express (2)(3) 48,911 157
RH (2)(3) 1,100 197
Ross Stores  19,742 3,556
Sleep Number (2)(3) 9,103 77
TJX  48,679 7,478
Tractor Supply  21,340 1,067
Ulta Beauty (2) 2,681 1,622
Upbound Group  8,908 156
Valvoline (2) 5,848 170
Wayfair, Class A (2) 3,400 341
Williams-Sonoma  3,229 577
54,094

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods  0.3%
Columbia Sportswear  3,542 195
Crocs (2) 3,631 310
Deckers Outdoor (2) 8,208 851
Lululemon Athletica (2) 6,848 1,423
Movado Group  12,793 264
NIKE, Class B  47,632 3,035
Ralph Lauren  2,225 787
Tapestry  6,514 832
Unifi (2) 21,091 74
VF  14,768 267
8,038
Total Consumer Discretionary 312,639
CONSUMER STAPLES  4.3%
Beverages  0.9%
Boston Beer, Class A (2) 701 137
Brown-Forman, Class B (3) 4,654 121
Celsius Holdings (2) 9,896 453
Coca-Cola  186,341 13,027
Coca-Cola Consolidated  3,430 526
Constellation Brands, Class A  7,655 1,056
Keurig Dr Pepper  70,112 1,964
Monster Beverage (2) 29,283 2,245
PepsiCo  58,481 8,393
27,922
Consumer Staples Distribution & Retail  1.7%
BJ's Wholesale Club Holdings (2) 7,440 670
Casey's General Stores  1,653 914
Chefs' Warehouse (2) 6,259 390
Costco Wholesale  20,195 17,415
Dollar General  11,562 1,535
Dollar Tree (2) 13,257 1,631
Kroger  24,614 1,538
Performance Food Group (2) 3,709 333
PriceSmart (3) 4,464 548
Sprouts Farmers Market (2) 4,914 391
Sysco  22,654 1,669
Target  17,684 1,729
U.S. Foods Holding (2) 12,269 924
United Natural Foods (2) 9,742 328
Walmart  207,867 23,158
53,173

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products  0.4%
Archer-Daniels-Midland  20,926 1,203
Bunge Global  5,649 503
Conagra Brands  36,988 640
Darling Ingredients (2) 5,761 207
Flowers Foods (3) 733 8
Fresh Del Monte Produce  15,078 537
General Mills  20,533 955
Hershey  2,396 436
Hormel Foods  22,618 536
Ingredion  2,265 250
J M Smucker  3,887 380
John B. Sanfilippo & Son  5,117 361
Kraft Heinz  42,646 1,034
Lamb Weston Holdings  12,211 512
McCormick  12,564 856
Mondelez International, Class A  56,441 3,038
Post Holdings (2) 2,283 226
Simply Good Foods (2) 6,906 139
Tootsie Roll Industries (3) 10,868 398
TreeHouse Foods (2) 3,373 80
Tyson Foods, Class A  12,705 745
Vital Farms (2)(3) 8,319 266
13,310
Household Products  0.7%
Church & Dwight  3,865 324
Clorox  7,143 720
Colgate-Palmolive  43,833 3,464
Energizer Holdings (3) 4,229 84
Kimberly-Clark  15,188 1,532
Procter & Gamble  113,577 16,277
Spectrum Brands Holdings  885 52
22,453
Personal Care Products  0.1%
BellRing Brands (2) 5,549 148
Edgewell Personal Care (3) 4,377 75
elf Beauty (2) 4,969 378
Estee Lauder, Class A  11,011 1,153
Herbalife (2) 6,473 84
Kenvue  115,606 1,994
3,832

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tobacco  0.5%
Altria Group  70,022 4,037
Philip Morris International  73,164 11,736
15,773
Total Consumer Staples 136,463
ENERGY  2.9%
Energy Equipment & Services  0.3%
Baker Hughes  51,645 2,352
Expro Group Holdings (2) 26,219 350
Halliburton  11,251 318
Helmerich & Payne  8,432 242
Kodiak Gas Services  3,434 128
NOV  9,234 144
Oceaneering International (2) 6,055 146
SLB  82,321 3,160
TechnipFMC  38,968 1,736
Tidewater (2) 3,464 175
Weatherford International  7,858 615
9,366
Oil, Gas & Consumable Fuels  2.6%
Cheniere Energy  7,082 1,377
Chevron  86,978 13,256
Chord Energy  429 40
Civitas Resources  5,335 145
CNX Resources (2) 10,431 384
ConocoPhillips  66,550 6,230
Coterra Energy  5,737 151
Devon Energy  29,420 1,078
Diamondback Energy  10,819 1,626
Dorian LPG  7,902 192
EOG Resources  29,890 3,139
EQT  33,356 1,788
Expand Energy  15,005 1,656
Exxon Mobil  201,963 24,304
International Seaways (3) 1,377 67
Kinder Morgan  90,626 2,491
Magnolia Oil & Gas, Class A  14,590 319
Marathon Petroleum  15,544 2,528
Matador Resources  5,373 228
Murphy Oil (3) 13,328 416
Occidental Petroleum  18,649 767
ONEOK  23,519 1,729

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ovintiv  12,607 494
PBF Energy, Class A  4,723 128
Permian Resources  50,096 703
Phillips 66  20,872 2,693
Range Resources  19,946 703
SM Energy  7,038 132
Targa Resources  13,244 2,443
Texas Pacific Land  2,250 646
Valero Energy  17,735 2,887
Viper Energy, Class A  10,325 399
Williams  64,032 3,849
World Kinect  7,577 178
79,166
Total Energy 88,532
FINANCIALS  13.8%
Banks  4.0%
1st Source  6,446 403
Ameris Bancorp  5,661 420
Bank of America  323,833 17,811
Bank of Hawaii  6,171 422
Bank OZK  6,101 281
BankUnited  3,470 155
Beacon Financial  11,514 304
Cadence Bank  8,758 375
Capitol Federal Financial  33,165 226
Citigroup  89,839 10,483
Citizens Financial Group  23,030 1,345
Columbia Banking System  16,434 459
Comerica  9,316 810
Cullen/Frost Bankers  2,073 262
Customers Bancorp (2) 5,314 389
CVB Financial (3) 15,489 288
East West Bancorp  7,982 897
Fifth Third Bancorp  46,869 2,194
First BanCorp Puerto Rico  38,184 792
First Citizens BancShares, Class A  379 813
First Financial Bancorp  13,157 329
First Merchants  10,138 380
Flagstar Bank  9,128 115
Flushing Financial  23,569 358
Fulton Financial  19,460 376
Glacier Bancorp  7,577 334

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hancock Whitney  4,410 281
Home BancShares  16,058 446
Huntington Bancshares  105,852 1,837
JPMorgan Chase  125,689 40,500
KeyCorp  64,015 1,321
M&T Bank  4,885 984
Metropolitan Bank Holding  4,277 327
National Bank Holdings, Class A  10,010 380
NBT Bancorp  9,226 383
Northfield Bancorp  26,866 307
OFG Bancorp  5,686 233
Old National Bancorp  18,922 422
Park National  1,623 247
Peoples Bancorp  12,952 389
Pinnacle Financial Partners  3,247 310
PNC Financial Services Group  15,929 3,325
Popular  8,702 1,084
Prosperity Bancshares  3,346 231
Regions Financial  41,078 1,113
Renasant  5,092 179
Seacoast Banking  12,695 399
SOUTHSTATE BANK  3,826 360
Synovus Financial  5,735 287
Towne Bank  14,098 470
Truist Financial  51,854 2,552
U.S. Bancorp  66,385 3,542
UMB Financial  2,850 328
United Bankshares  9,841 378
WaFd  4,273 137
Webster Financial  14,696 925
Wells Fargo  144,280 13,447
WesBanco  4,678 155
Western Alliance Bancorp  14,141 1,189
WSFS Financial  6,870 379
Zions Bancorp  8,343 488
120,356
Capital Markets  3.4%
Affiliated Managers Group  1,279 369
Ameriprise Financial  3,167 1,553
Ares Management, Class A  11,996 1,939
Artisan Partners Asset Management, Class A (3) 6,495 265
Bank of New York Mellon  38,766 4,500
BGC Group, Class A  33,456 299

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Blackrock  5,970 6,390
Blackstone  31,342 4,831
Blue Owl Capital (3) 16,648 249
Cboe Global Markets  3,582 899
Charles Schwab  85,673 8,560
CME Group  19,051 5,203
Coinbase Global, Class A (2) 10,055 2,274
Donnelley Financial Solutions (2) 7,777 363
Evercore, Class A  2,524 859
FactSet Research Systems  1,685 489
Franklin Resources (3) 7,873 188
Goldman Sachs Group  13,354 11,738
Interactive Brokers Group, Class A  21,372 1,374
Intercontinental Exchange  29,448 4,769
Invesco  23,815 626
Janus Henderson Group  9,783 465
Jefferies Financial Group  10,770 667
KKR  36,389 4,639
Lazard  19,532 949
LPL Financial Holdings  2,882 1,029
MarketAxess Holdings  2,099 380
Moody's  7,159 3,657
Morgan Stanley  51,816 9,199
Morningstar  1,415 308
MSCI  3,243 1,861
Nasdaq  11,915 1,157
Northern Trust  8,263 1,129
Raymond James Financial  7,100 1,140
Robinhood Markets, Class A (2) 33,354 3,772
S&P Global  15,300 7,996
SEI Investments  4,612 378
State Street  19,682 2,539
StepStone Group, Class A  13,763 883
StoneX Group (2) 6,591 627
TPG  15,089 963
Tradeweb Markets, Class A  11,009 1,184
Virtus Investment Partners  2,919 476
103,135
Consumer Finance  0.7%
Ally Financial  15,389 697
American Express  24,870 9,201
Bread Financial Holdings  4,137 306
Capital One Financial  26,046 6,312

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LendingClub (2) 13,580 257
Navient  15,647 203
OneMain Holdings  12,399 838
SLM  18,213 493
SoFi Technologies (2) 43,731 1,145
Synchrony Financial  22,687 1,893
21,345
Financial Services  3.7%
Affirm Holdings (2) 15,183 1,130
Apollo Global Management  18,554 2,686
Berkshire Hathaway, Class B (2) 84,092 42,269
Block (2) 32,060 2,087
Corebridge Financial  21,137 638
Corpay (2) 5,383 1,620
Equitable Holdings  26,566 1,266
Euronet Worldwide (2) 2,237 170
Fidelity National Information Services  18,453 1,226
Fiserv (2) 25,193 1,692
Global Payments  16,637 1,288
Jack Henry & Associates  1,832 334
Mastercard, Class A  39,102 22,322
Payoneer Global (2) 93,122 523
PayPal Holdings  39,905 2,330
PennyMac Financial Services  2,890 381
Rocket, Class A  76,963 1,490
Toast, Class A (2) 7,115 253
Visa, Class A  79,382 27,840
Voya Financial  11,661 869
WEX (2)(3) 1,013 151
112,565
Insurance  1.9%
Aflac  19,594 2,161
Allstate  16,444 3,423
American Financial Group  3,207 438
American International Group  29,533 2,527
Aon, Class A  8,704 3,071
Arch Capital Group (2) 14,131 1,355
Arthur J Gallagher  12,287 3,180
Assurant  3,427 825
Axis Capital Holdings  9,100 974
Brown & Brown  7,772 619
Chubb  20,119 6,280
Cincinnati Financial  6,820 1,114

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Erie Indemnity, Class A  1,764 506
Everest Group  1,960 665
F&G Annuities & Life  916 28
Fidelity National Financial  15,270 834
First American Financial  8,112 498
Genworth Financial (2) 69,814 630
Globe Life  3,506 490
Hanover Insurance Group  4,064 743
Hartford Insurance Group  18,125 2,498
Horace Mann Educators  9,819 453
Kemper  5,412 219
Markel Group (2) 412 886
Marsh & McLennan  24,618 4,567
MBIA (2)(3) 32,082 230
MetLife  34,908 2,756
Old Republic International  12,910 589
Palomar Holdings (2) 2,853 384
Principal Financial Group  9,067 800
Progressive  24,757 5,638
Prudential Financial  11,192 1,263
Reinsurance Group of America  3,120 635
RenaissanceRe Holdings  4,919 1,383
Skyward Specialty Insurance Group (2) 5,326 272
Travelers  9,666 2,804
TWFG (2)(3) 10,875 313
United Fire Group  8,961 326
Unum Group  7,209 559
Willis Towers Watson  4,677 1,537
58,473
Mortgage Real Estate Investment Trusts  0.1%
Adamas Trust, REIT  22,905 167
Annaly Capital Management, REIT  18,944 423
Ares Commercial Real Estate, REIT (3) 29,425 141
Franklin BSP Realty Trust, REIT  18,540 186
Granite Point Mortgage Trust, REIT (3) 25,390 61
Redwood Trust, REIT  25,292 140
Rithm Capital, REIT  47,960 523
Starwood Property Trust, REIT (3) 9,644 174
TPG Mortgage Investment Trust, REIT (3) 33,952 289
TPG RE Finance Trust, REIT  28,441 245
2,349
Total Financials 418,223

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  10.1%
Biotechnology  2.3%
AbbVie  82,364 18,819
ACADIA Pharmaceuticals (2) 27,331 730
Akero Therapeutics, CVR (1)(2) 15,107 —
Alkermes (2) 23,166 648
Alnylam Pharmaceuticals (2) 5,920 2,354
Amgen  22,177 7,259
Apellis Pharmaceuticals (2) 5,707 143
Apogee Therapeutics (2) 7,761 586
Avidity Biosciences (2) 18,866 1,361
Beam Therapeutics (2)(3) 35,772 992
Biogen (2) 5,385 948
Biohaven (2) 35,696 403
BioMarin Pharmaceutical (2) 4,496 267
Celldex Therapeutics (2) 7,984 217
Dynavax Technologies (2)(3) 11,514 177
Exact Sciences (2) 10,849 1,102
Gilead Sciences  64,441 7,909
GRAIL (2)(3) 4,491 384
Ideaya Biosciences (2) 11,897 411
Incyte (2) 3,969 392
Insmed (2) 14,090 2,452
Ionis Pharmaceuticals (2) 15,856 1,254
Kymera Therapeutics (2) 5,336 415
Madrigal Pharmaceuticals (2) 1,522 886
Natera (2) 10,319 2,364
Neurocrine Biosciences (2) 8,720 1,237
Nurix Therapeutics (2) 22,814 433
Nuvalent, Class A (2) 3,743 377
Praxis Precision Medicines (2) 3,281 967
Regeneron Pharmaceuticals  5,580 4,307
Replimune Group (2) 23,321 227
Revolution Medicines (2) 19,706 1,570
Sarepta Therapeutics (2) 10,460 225
Scholar Rock Holding (2) 10,142 447
Soleno Therapeutics (2) 6,408 297
Spyre Therapeutics (2)(3) 6,023 197
Stoke Therapeutics (2)(3) 14,171 450
Tenaya Therapeutics (2) 31,453 22
Ultragenyx Pharmaceutical (2) 9,700 223
United Therapeutics (2) 1,792 873
Vaxcyte (2) 9,766 451

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vera Therapeutics (2) 6,314 320
Vertex Pharmaceuticals (2) 12,498 5,666
Xencor (2) 24,029 368
71,130
Health Care Equipment & Supplies  2.0%
Abbott Laboratories  79,314 9,937
Align Technology (2) 3,038 474
Baxter International  28,609 547
Becton Dickinson & Company  11,445 2,221
Boston Scientific (2) 70,834 6,754
Cooper (2) 11,638 954
Dexcom (2) 18,559 1,232
Edwards Lifesciences (2) 23,520 2,005
Embecta  13,384 159
Envista Holdings (2) 12,672 275
GE HealthCare Technologies  16,357 1,342
Globus Medical, Class A (2) 5,290 462
Hologic (2) 4,671 348
ICU Medical (2) 1,996 285
IDEXX Laboratories (2) 3,574 2,418
Insulet (2) 3,387 963
Intuitive Surgical (2) 18,104 10,253
Lantheus Holdings (2) 5,061 337
Masimo (2) 2,482 323
Medtronic  51,873 4,983
Merit Medical Systems (2) 3,388 299
Novocure (2) 5,300 68
Omnicell (2) 8,365 379
Penumbra (2) 3,753 1,167
QuidelOrtho (2)(3) 3,382 96
ResMed  8,316 2,003
Solventum (2) 6,024 477
STERIS  4,204 1,066
Stryker  16,876 5,931
Teleflex  3,971 485
Zimmer Biomet Holdings  12,087 1,087
59,330
Health Care Providers & Services  1.7%
agilon health (2) 180 —
Alignment Healthcare (2) 15,773 311
AMN Healthcare Services (2) 4,578 72
BrightSpring Health Services (2) 10,348 388
Cardinal Health  8,561 1,759

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cencora  9,529 3,218
Centene (2) 19,002 782
Cigna Group  14,500 3,991
Concentra Group Holdings Parent  17,057 336
CorVel (2) 2,706 183
CVS Health  57,670 4,577
DaVita (2) 1,572 179
Elevance Health  11,955 4,191
Encompass Health  8,097 859
Ensign Group  3,834 668
Guardant Health (2) 8,845 903
HCA Healthcare  6,859 3,202
Henry Schein (2) 5,888 445
Humana  4,279 1,096
Labcorp Holdings  2,188 549
McKesson  6,530 5,356
Molina Healthcare (2) 3,743 650
OPKO Health (2) 122,720 155
Option Care Health (2) 8,656 276
Oscar Health, Class A (2) 16,968 244
Quest Diagnostics  7,602 1,319
Select Medical Holdings  21,138 314
Surgery Partners (2)(3) 12,137 187
Tenet Healthcare (2) 6,872 1,366
UnitedHealth Group  44,131 14,568
Universal Health Services, Class B  1,298 283
52,427
Health Care Technology  0.1%
Phreesia (2) 8,492 144
Teladoc Health (2)(3) 20,400 143
Veeva Systems, Class A (2) 6,984 1,559
1,846
Life Sciences Tools & Services  1.0%
Agilent Technologies  13,380 1,821
Avantor (2) 34,684 397
Bio-Rad Laboratories, Class A (2) 1,083 328
Bio-Techne  6,756 397
Charles River Laboratories International (2) 2,887 576
CryoPort (2) 18,198 175
Danaher  33,234 7,608
Fortrea Holdings (2) 30,509 526
Illumina (2) 7,874 1,033
IQVIA Holdings (2) 6,317 1,424

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mettler-Toledo International (2) 1,260 1,757
Omniab, Earn Out Shares $12.50 (2) 722 —
Omniab, Earn Out Shares $15.00 (2) 722 —
Repligen (2) 5,465 895
Revvity  7,354 712
Thermo Fisher Scientific  18,382 10,651
Waters (2) 829 315
West Pharmaceutical Services  4,069 1,120
29,735
Pharmaceuticals  3.0%
Amneal Pharmaceuticals (2) 25,193 317
Axsome Therapeutics (2) 2,952 539
Bristol-Myers Squibb  91,802 4,952
Crinetics Pharmaceuticals (2)(3) 6,543 305
Elanco Animal Health (2) 19,777 448
Eli Lilly  37,170 39,946
Jazz Pharmaceuticals (2) 2,798 476
Johnson & Johnson  106,674 22,076
Ligand Pharmaceuticals (2) 1,873 354
Merck  107,991 11,367
Perrigo  7,871 110
Pfizer  259,078 6,451
Prestige Consumer Healthcare (2) 4,411 272
Royalty Pharma, Class A  13,563 524
Theravance Biopharma (2)(3) 23,688 443
Viatris  96,505 1,201
Zoetis  20,398 2,566
92,347
Total Health Care 306,815
INDUSTRIALS & BUSINESS SERVICES  9.5%
Aerospace & Defense  2.3%
Axon Enterprise (2) 3,233 1,836
Boeing (2) 37,701 8,186
BWX Technologies  4,932 852
Carpenter Technology  2,009 632
General Dynamics  10,452 3,519
General Electric  51,239 15,783
HEICO, Class A  3,795 958
Hexcel  7,504 555
Howmet Aerospace  23,021 4,720
Huntington Ingalls Industries  2,773 943
Kratos Defense & Security Solutions (2) 10,572 803

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
L3Harris Technologies  10,789 3,167
Lockheed Martin  9,460 4,575
Northrop Grumman  7,588 4,327
Rocket Lab (2) 9,366 653
RTX  60,262 11,052
Textron  14,458 1,260
TransDigm Group  2,928 3,894
VSE  2,460 425
Woodward  2,741 829
68,969
Air Freight & Logistics  0.3%
CH Robinson Worldwide  6,997 1,125
Expeditors International of Washington  4,105 612
FedEx  10,302 2,976
GXO Logistics (2) 6,396 336
United Parcel Service, Class B  29,578 2,934
7,983
Building Products  0.6%
A.O. Smith  9,232 617
AAON (3) 4,518 344
Allegion  4,146 660
AZZ  5,349 573
Builders FirstSource (2) 5,206 536
Carlisle  2,547 815
Carrier Global  43,839 2,316
Fortune Brands Innovations  7,458 373
Gibraltar Industries (2) 5,412 268
Johnson Controls International  30,469 3,649
Lennox International  1,115 541
Masco  12,647 803
Modine Manufacturing (2) 6,543 874
Owens Corning  6,427 719
Trane Technologies  10,195 3,968
17,056
Commercial Services & Supplies  0.5%
ACCO Brands  17,689 66
Brady, Class A  6,363 499
BrightView Holdings (2) 14,761 187
Cintas  12,101 2,276
Clean Harbors (2) 3,140 736
Copart (2) 50,294 1,969
CoreCivic (2) 16,921 323

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ennis  18,600 335
Enviri (2)(3) 35,844 642
HNI  6,536 275
MillerKnoll  16,139 295
MSA Safety  1,399 224
Pitney Bowes  26,669 282
RB Global  6,363 655
Republic Services  6,886 1,459
Rollins  11,382 683
Tetra Tech  9,570 321
UniFirst  1,399 270
Veralto  10,049 1,003
Vestis (3) 4,493 30
Waste Management  14,045 3,086
15,616
Construction & Engineering  0.4%
AECOM  6,512 621
API Group (2) 26,173 1,001
Arcosa  5,385 573
Bowman Consulting Group (2) 8,561 283
Comfort Systems USA  1,981 1,849
Dycom Industries (2) 3,129 1,057
EMCOR Group  2,632 1,610
Fluor (2) 12,619 500
Granite Construction  5,080 586
MasTec (2) 3,376 734
Quanta Services  7,220 3,047
WillScot Holdings (3) 42,258 796
12,657
Electrical Equipment  1.0%
Acuity  1,433 516
AMETEK  14,232 2,922
Beam Global (2) 16,988 25
Bloom Energy, Class A (2) 4,191 364
Eaton  17,155 5,464
Emerson Electric  23,147 3,072
GE Vernova  11,871 7,759
GrafTech International (2) 17,108 265
Hubbell  4,299 1,909
Nextpower, Class A (2) 9,978 869
nVent Electric  10,814 1,103
Regal Rexnord  3,969 557
Rockwell Automation  5,972 2,324

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sensata Technologies Holding  14,832 494
Sunrun (2) 19,300 355
Thermon Group Holdings (2) 10,234 380
Vertiv Holdings, Class A  17,850 2,892
Vicor (2) 4,428 485
31,755
Ground Transportation  0.8%
Avis Budget Group (2)(3) 2,046 262
CSX  112,349 4,073
JB Hunt Transport Services  4,864 945
Landstar System  3,117 448
Lyft, Class A (2) 11,398 221
Norfolk Southern  10,854 3,134
Old Dominion Freight Line  10,776 1,690
Saia (2) 2,584 844
Uber Technologies (2) 96,916 7,919
Union Pacific  25,623 5,927
Werner Enterprises  6,175 185
25,648
Industrial Conglomerates  0.3%
3M  25,202 4,035
Honeywell International  28,187 5,499
9,534
Machinery  1.9%
AGCO  6,255 653
Alamo Group  2,688 451
Atmus Filtration Technologies  8,225 427
Caterpillar  22,029 12,620
Chart Industries (2) 1,805 372
Cummins  6,668 3,404
Deere  12,044 5,607
Dover  7,692 1,502
Enpro  2,716 582
Esab  5,920 661
ESCO Technologies  3,286 642
Flowserve  9,354 649
Fortive  20,735 1,145
Graco  5,933 486
Helios Technologies  4,822 258
IDEX  5,706 1,015
Illinois Tool Works  9,400 2,315
Ingersoll Rand  24,293 1,924

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ITT  4,786 830
JBT Marel  5,509 830
Lincoln Electric Holdings  2,839 680
Middleby (2) 5,155 766
Mueller Water Products, Class A  26,809 639
Nordson  2,741 659
Otis Worldwide  13,337 1,165
PACCAR  19,464 2,132
Parker-Hannifin  5,985 5,261
Pentair  7,602 792
RBC Bearings (2) 1,790 803
Snap-on  2,583 890
Stanley Black & Decker  16,903 1,256
Terex  6,003 320
Timken  5,019 422
Toro  8,811 694
Watts Water Technologies, Class A  3,134 865
Westinghouse Air Brake Technologies  5,863 1,251
Xylem  10,934 1,489
56,457
Marine Transportation  0.0%
Matson  4,318 534
Pangaea Logistics Solutions (3) 17,222 118
652
Passenger Airlines  0.2%
Alaska Air Group (2)(3) 7,557 380
Allegiant Travel (2) 4,625 394
American Airlines Group (2) 17,011 261
Delta Air Lines  22,714 1,576
Southwest Airlines  38,604 1,596
United Airlines Holdings (2) 13,263 1,483
5,690
Professional Services  0.7%
Amentum Holdings (2) 3,861 112
Automatic Data Processing  18,687 4,807
Barrett Business Services  4,489 162
Booz Allen Hamilton Holding  8,179 690
Broadridge Financial Solutions  7,923 1,768
CACI International, Class A (2) 1,012 539
Dayforce (2) 7,299 505
Equifax  7,158 1,553
First Advantage (2) 18,281 266

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Franklin Covey (2)(3) 7,085 119
FTI Consulting (2) 2,512 429
Genpact  4,920 230
Huron Consulting Group (2) 3,692 638
Insperity  4,330 168
Jacobs Solutions  1,636 217
Korn Ferry  2,425 160
Leidos Holdings  7,443 1,343
Mastech Digital (2) 17,716 124
Maximus  3,739 323
Parsons (2) 2,558 158
Paychex  11,011 1,235
Paycom Software  1,596 254
Paylocity Holding (2) 2,700 412
Science Applications International  2,296 231
SS&C Technologies Holdings  14,472 1,265
TransUnion  9,457 811
TrueBlue (2) 17,320 79
Upwork (2) 15,905 315
Verisk Analytics  7,668 1,715
Verra Mobility (2) 18,476 414
21,042
Trading Companies & Distributors  0.5%
Air Lease  6,580 423
Core & Main, Class A (2) 7,548 392
DNOW (2) 16,759 222
Fastenal  57,878 2,323
Ferguson Enterprises  10,449 2,326
FTAI Aviation  6,340 1,248
GATX  2,649 449
McGrath RentCorp  3,533 371
MSC Industrial Direct, Class A  6,070 510
SiteOne Landscape Supply (2) 6,576 819
United Rentals  2,556 2,069
W.W. Grainger  2,036 2,054
Watsco (3) 1,985 669
Xometry, Class A (2)(3) 6,298 375
14,250
Total Industrials & Business Services 287,309
INFORMATION TECHNOLOGY  32.4%
Communications Equipment  0.9%
ADTRAN Holdings (2) 38,085 331

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arista Networks (2) 51,625 6,764
Ciena (2) 10,943 2,559
Cisco Systems  171,831 13,236
Extreme Networks (2) 14,794 246
F5 (2) 1,670 426
Lumentum Holdings (2)(3) 4,148 1,529
Motorola Solutions  6,766 2,594
Ubiquiti  489 271
Viasat (2) 18,107 624
28,580
Electronic Equipment, Instruments & Components  1.0%
Amphenol, Class A  62,948 8,507
Arrow Electronics (2) 2,657 293
Bel Fuse, Class B  2,041 346
Belden  4,158 484
CDW  5,500 749
Cognex  15,422 555
Coherent (2) 5,379 993
Corning  33,276 2,914
Fabrinet (2) 2,380 1,083
Flex (2) 18,548 1,121
Insight Enterprises (2) 2,115 172
IPG Photonics (2) 3,641 261
Jabil  2,186 498
Keysight Technologies (2) 11,187 2,273
Littelfuse  1,869 473
MicroVision (2)(3) 99,200 82
Napco Security Technologies  5,328 222
Novanta (2)(3) 2,916 347
Ralliant  6,911 352
Sanmina (2) 2,453 368
TE Connectivity  15,998 3,640
Teledyne Technologies (2) 3,728 1,904
TTM Technologies (2) 11,953 825
Vishay Intertechnology  13,403 194
Vontier  8,168 304
Zebra Technologies, Class A (2) 2,883 700
29,660
IT Services  1.2%
Accenture, Class A  32,055 8,600
Akamai Technologies (2) 4,514 394
Cloudflare, Class A (2) 14,784 2,915
Cognizant Technology Solutions, Class A  14,827 1,231

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CoreWeave, Class A (2) 4,653 333
DXC Technology (2) 600 9
EPAM Systems (2) 2,785 571
Fastly, Class A (2) 23,497 239
Gartner (2) 2,486 627
GoDaddy, Class A (2) 11,023 1,368
International Business Machines  40,049 11,863
Kyndryl Holdings (2) 12,959 344
MongoDB (2) 3,735 1,567
Okta (2) 10,620 918
Snowflake (2) 16,930 3,714
Twilio, Class A (2) 7,510 1,068
VeriSign  1,939 471
36,232
Semiconductors & Semiconductor Equipment  12.9%
Advanced Micro Devices (2) 77,797 16,661
Analog Devices  21,573 5,851
Applied Materials  38,322 9,848
Astera Labs (2) 2,521 419
Broadcom  217,917 75,421
Credo Technology Group Holding (2) 8,733 1,257
Diodes (2) 2,204 109
Enphase Energy (2) 222 7
Entegris  11,716 987
First Solar (2) 6,678 1,744
Intel (2) 193,835 7,152
KLA  6,088 7,397
Kulicke & Soffa Industries  5,114 233
Lam Research  53,833 9,215
Lattice Semiconductor (2) 10,200 751
MACOM Technology Solutions Holdings (2) 5,127 878
Marvell Technology  41,617 3,537
Microchip Technology  18,284 1,165
Micron Technology  52,117 14,875
MKS  8,672 1,386
Monolithic Power Systems  3,052 2,766
NVIDIA  1,117,057 208,331
NXP Semiconductors  11,631 2,525
ON Semiconductor (2) 18,868 1,022
Onto Innovation (2) 2,378 375
Qnity Electronics  13,310 1,087
Qorvo (2) 1,625 137
QUALCOMM  52,259 8,939

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rambus (2) 13,575 1,247
Skyworks Solutions  1,652 105
Teradyne  8,447 1,635
Texas Instruments  41,014 7,116
394,178
Software  9.9%
A10 Networks  13,346 236
Adobe (2) 18,534 6,487
Appfolio, Class A (2) 1,895 441
AppLovin, Class A (2) 12,781 8,612
Asana, Class A (2) 10,963 150
Atlassian, Class A (2) 7,492 1,215
Aurora Innovation (2)(3) 50,428 194
Autodesk (2) 8,541 2,528
BILL Holdings (2) 5,700 311
Braze, Class A (2) 12,104 415
Cadence Design Systems (2) 14,987 4,685
CCC Intelligent Solutions Holdings (2) 46,225 367
Cerence (2)(3) 63,580 680
Clearwater Analytics Holdings, Class A (2) 23,806 574
Commvault Systems (2) 2,444 306
Confluent, Class A (2) 17,869 540
Consensus Cloud Solutions (2) 11,809 258
Crowdstrike Holdings, Class A (2) 11,551 5,415
Datadog, Class A (2) 19,341 2,630
Digital Turbine (2) 14,668 73
Docusign (2) 9,448 646
Dolby Laboratories, Class A (3) 3,906 251
Fair Isaac (2) 1,480 2,502
Five9 (2) 7,547 151
Fortinet (2) 34,953 2,776
Gen Digital  25,922 705
Guidewire Software (2) 1,875 377
HubSpot (2) 3,564 1,430
InterDigital  2,115 673
Intuit  13,532 8,964
Manhattan Associates (2) 2,824 489
Microsoft  342,514 165,647
Nutanix, Class A (2) 21,755 1,124
Oracle  76,805 14,970
Palantir Technologies, Class A (2) 104,275 18,535
Palo Alto Networks (2) 34,419 6,340
Procore Technologies (2) 5,387 392

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PTC (2) 8,904 1,551
Riot Platforms (2) 19,577 248
Roper Technologies  5,696 2,535
Salesforce  43,079 11,412
Samsara, Class A (2) 30,495 1,081
ServiceNow (2) 50,560 7,745
Strategy (2) 11,322 1,720
Synopsys (2) 9,573 4,497
Trimble (2) 7,212 565
Tyler Technologies (2) 1,962 891
UiPath, Class A (2) 15,924 261
Unity Software (2) 18,044 797
Upland Software (2)(3) 23,520 34
Workday, Class A (2) 11,559 2,483
Workiva (2) 4,428 382
Zoom Communications (2) 9,164 791
Zscaler (2) 5,143 1,157
300,239
Technology Hardware, Storage & Peripherals  6.5%
Apple  676,122 183,811
Dell Technologies, Class C  14,314 1,802
Hewlett Packard Enterprise  54,324 1,305
HP  38,404 856
NetApp  8,363 896
Pure Storage, Class A (2) 15,204 1,019
Sandisk (2) 9,004 2,137
Seagate Technology Holdings  12,050 3,318
Super Micro Computer (2) 9,634 282
Turtle Beach (2)(3) 14,565 204
Western Digital  18,827 3,243
198,873
Total Information Technology 987,762
MATERIALS  2.0%
Chemicals  1.0%
Air Products & Chemicals  8,996 2,222
Axalta Coating Systems (2) 11,022 356
Cabot  5,024 333
Celanese  16,941 716
CF Industries Holdings  10,984 850
Corteva  30,635 2,053
Dow  29,629 693
DuPont de Nemours  26,621 1,070

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eastman Chemical  3,779 241
Ecolab  11,011 2,891
FMC  4,616 64
HB Fuller  4,133 246
Ingevity (2) 5,326 315
International Flavors & Fragrances  10,941 737
Kronos Worldwide (3) 12,400 55
Linde  23,591 10,059
LyondellBasell Industries, Class A  8,402 364
Minerals Technologies  7,361 449
Mosaic  23,514 566
PPG Industries  8,377 858
RPM International  11,044 1,149
Scotts Miracle-Gro  6,749 394
Sherwin-Williams  12,185 3,948
Solstice Advanced Materials (2) 7,046 342
30,971
Construction Materials  0.2%
Amrize (2) 11,109 601
CRH  28,055 3,501
Eagle Materials  1,220 252
Martin Marietta Materials  3,079 1,917
Vulcan Materials  4,360 1,244
7,515
Containers & Packaging  0.2%
Amcor  107,128 893
Avery Dennison  2,900 527
Ball  17,624 934
Crown Holdings  4,412 454
International Paper  21,444 845
Myers Industries  22,890 429
O-I Glass (2) 11,796 174
Packaging Corp. of America  6,221 1,283
Sealed Air  10,409 431
Smurfit WestRock  22,412 867
6,837
Metals & Mining  0.6%
Cleveland-Cliffs (2) 63,150 839
Coeur Mining (2) 41,145 734
Commercial Metals  7,678 531
Freeport-McMoRan  72,530 3,684
Hecla Mining  70,430 1,351

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McEwen (2)(3) 17,615 326
Metallus (2) 17,812 306
Newmont  39,842 3,978
Nucor  7,230 1,179
Reliance  4,388 1,268
Royal Gold  2,649 589
Steel Dynamics  10,740 1,820
Warrior Met Coal  7,263 640
17,245
Paper & Forest Products  0.0%
Clearwater Paper (2) 3,212 56
Louisiana-Pacific  6,148 496
552
Total Materials 63,120
REAL ESTATE  2.3%
Diversified Real Estate Investment Trusts  0.0%
WP Carey, REIT  7,345 473
473
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  7,903 387
Healthpeak Properties, REIT  22,177 356
Universal Health Realty Income Trust, REIT  4,072 160
Ventas, REIT  26,768 2,071
Welltower, REIT  32,680 6,066
9,040
Hotel & Resort Real Estate Investment Trusts  0.1%
Apple Hospitality REIT, REIT  14,768 175
Chatham Lodging Trust, REIT  41,923 286
Host Hotels & Resorts, REIT  40,126 711
Ryman Hospitality Properties, REIT  4,347 411
1,583
Industrial Real Estate Investment Trusts  0.3%
EastGroup Properties, REIT  2,587 461
First Industrial Realty Trust, REIT  10,779 617
One Liberty Properties, REIT  6,297 128
Prologis, REIT  41,251 5,266
Rexford Industrial Realty, REIT  19,249 745
Terreno Realty, REIT  9,432 554
7,771

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts  0.1%
BXP, REIT (3) 4,891 330
Cousins Properties, REIT  5,836 150
Douglas Emmett, REIT  12,695 140
Highwoods Properties, REIT  8,880 229
JBG SMITH Properties, REIT (3) 13,753 234
Kilroy Realty, REIT  11,880 444
NET Lease Office Properties, REIT (3) 5,885 152
SL Green Realty, REIT  8,581 394
Vornado Realty Trust, REIT  12,291 409
2,482
Real Estate Management & Development  0.2%
CBRE Group, Class A (2) 11,827 1,902
CoStar Group (2) 19,674 1,323
Douglas Elliman (2) 43,014 102
Jones Lang LaSalle (2) 1,700 572
Newmark Group, Class A  19,011 330
Opendoor Technologies (2) 39,610 231
Opendoor Technologies, Warrants, 11/20/26 (2)(3) 1,320 1
Opendoor Technologies, Warrants, 11/20/26 (2)(3) 1,320 1
Opendoor Technologies, Warrants, 11/20/26 (2)(3) 1,320 —
RMR Group, Class A (3) 14,300 213
Seritage Growth Properties, Class A (2)(3) 30,557 99
St. Joe  8,342 495
Zillow Group, Class A (2)(3) 4,322 295
Zillow Group, Class C (2) 7,343 501
6,065
Residential Real Estate Investment Trusts  0.3%
American Homes 4 Rent, Class A, REIT  16,288 523
AvalonBay Communities, REIT  9,493 1,721
Camden Property Trust, REIT  2,733 301
Elme Communities, REIT  13,779 240
Equity LifeStyle Properties, REIT  13,103 794
Equity Residential, REIT  23,698 1,494
Essex Property Trust, REIT  4,895 1,281
Invitation Homes, REIT  15,012 417
Mid-America Apartment Communities, REIT  3,468 482
Sun Communities, REIT  9,339 1,157
UDR, REIT  5,966 219
8,629
Retail Real Estate Investment Trusts  0.3%
Acadia Realty Trust, REIT  22,548 463

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Agree Realty, REIT  5,932 427
Curbline Properties, REIT  10,337 240
Federal Realty Investment Trust, REIT  2,895 292
Getty Realty, REIT  7,831 214
Kimco Realty, REIT  39,618 803
Kite Realty Group Trust, REIT  15,352 368
Macerich, REIT  22,831 421
NNN REIT, REIT  5,019 199
Realty Income, REIT  32,174 1,814
Regency Centers, REIT  12,328 851
Simon Property Group, REIT  12,674 2,346
SITE Centers, REIT  3,397 22
Urban Edge Properties, REIT  17,378 334
Whitestone REIT, REIT  28,441 395
9,189
Specialized Real Estate Investment Trusts  0.7%
American Tower, REIT  21,810 3,829
Crown Castle, REIT  17,949 1,595
CubeSmart, REIT  21,513 776
Digital Realty Trust, REIT  13,986 2,164
EPR Properties, REIT  7,822 390
Equinix, REIT  4,098 3,140
Extra Space Storage, REIT  9,596 1,250
Four Corners Property Trust, REIT  11,270 260
Gaming & Leisure Properties, REIT  7,910 354
Iron Mountain, REIT  14,525 1,205
Lamar Advertising, Class A, REIT  6,434 814
Millrose Properties, REIT  6,097 182
National Storage Affiliates Trust, REIT (3) 9,617 271
PotlatchDeltic, REIT  7,971 317
Public Storage, REIT  8,073 2,095
Rayonier, REIT  16,866 365
Safehold, REIT  9,841 135
SBA Communications, REIT  5,485 1,061
VICI Properties, REIT  40,059 1,126
Weyerhaeuser, REIT  34,037 806
22,135
Total Real Estate 67,367
UTILITIES  2.2%
Electric Utilities  1.4%
Alliant Energy  6,205 403
American Electric Power  16,212 1,869

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Constellation Energy  16,892 5,968
Duke Energy  30,657 3,593
Edison International  8,319 499
Entergy  25,864 2,391
Evergy  6,437 467
Eversource Energy  7,757 522
Exelon  59,107 2,577
FirstEnergy  11,228 503
IDACORP (3) 6,348 803
MGE Energy  6,206 487
NextEra Energy  101,626 8,159
NRG Energy  9,504 1,513
OGE Energy  13,315 569
Otter Tail  3,345 270
PG&E  134,026 2,154
PPL  38,582 1,351
Southern  49,397 4,307
Xcel Energy  36,721 2,712
41,117
Gas Utilities  0.1%
Atmos Energy  8,183 1,372
National Fuel Gas  5,678 454
ONE Gas  6,560 507
Spire  5,509 456
UGI  12,563 470
3,259
Independent Power & Renewable Electricity
Producers  0.1%
AES  30,660 439
Vistra  18,910 3,051
3,490
Multi-Utilities  0.5%
Ameren  17,883 1,786
Avista  11,171 430
Black Hills  7,026 488
CenterPoint Energy  14,099 541
CMS Energy  19,552 1,367
Consolidated Edison  19,908 1,977
Dominion Energy  39,490 2,314
DTE Energy  10,497 1,354
NiSource  22,970 959
Public Service Enterprise Group  18,669 1,499

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sempra  30,547 2,697
WEC Energy Group  10,730 1,132
16,544
Water Utilities  0.1%
American States Water  8,125 589
American Water Works  8,321 1,086
Cadiz (2)(3) 41,726 234
California Water Service Group  9,618 417
Essential Utilities  15,319 587
2,913
Total Utilities 67,323
Total Common Stocks (Cost $811,766) 3,031,174
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 3.77% (4)(5) 13,973,980 13,974
13,974
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 3.821%, 2/12/26 (6) 800,000 797
797
Total Short-Term Investments (Cost $14,771) 14,771
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.75% (4)(5) 7,153,223 7,153
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 7,153
Total Securities Lending Collateral (Cost $7,153) 7,153
Total Investments in Securities
100.2% of Net Assets
(Cost $833,690) $ 3,053,098

T. ROWE PRICE Total Equity Market Index Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) See Note 4. All or a portion of this security is on loan at December 31, 2025.
(4) Seven-day yield
(5) Affiliated Companies
(6) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 11 Russell 2000 E-Mini Index contracts 3/26 1,374 $ (42)
Long, 30 S&P 500 E-Mini Index contracts 3/26 10,339 13
Net payments (receipts) of variation margin to date (59)
Variation margin receivable (payable) on open futures contracts $ (88)

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 320++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 320+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 20,995  ¤  ¤ $ 13,974
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 7,153
Total $ 21,127^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $320 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,127.

T. ROWE PRICE Total Equity Market Index Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $833,690) $ 3,053,098
Dividends receivable 1,625
Receivable for shares sold 1,103
Other assets 41
Total assets 3,055,867
Liabilities
Obligation to return securities lending collateral 7,153
Payable for shares redeemed 1,632
Investment management fees payable 234
Due to affiliates 97
Variation margin payable on futures contracts 88
Payable to directors 2
Other liabilities 169
Total liabilities 9,375
NET ASSETS $ 3,046,492
Net Assets Consist of:
Total distributable earnings (loss) $ 2,240,845
Paid-in capital applicable to 42,829,117 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 805,647
NET ASSETS $ 3,046,492
NET ASSET VALUE PER SHARE $ 71.13

T. ROWE PRICE Total Equity Market Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $17) $ 35,753
Securities lending 120
.
  Interest 21
Other 8
Total income 35,902
Expenses
Investment management 2,591
Shareholder servicing 2,378
Prospectus and shareholder reports 39
Custody and accounting 277
Registration 58
Legal and audit 38
Directors 9
Miscellaneous 20
Total expenses 5,410
Net investment income 30,492
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 69,242
Futures 912
Net realized gain 70,154
Change in net unrealized gain / loss
Securities 342,704
Futures 377
Change in net unrealized gain / loss 343,081
Net realized and unrealized gain / loss 413,235
INCREASE IN NET ASSETS FROM OPERATIONS $ 443,727

T. ROWE PRICE Total Equity Market Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 30,492 $ 30,628
Net realized gain 70,154 29,678
Change in net unrealized gain / loss 343,081 483,410
Increase in net assets from operations 443,727 543,716
Distributions to shareholders
Net earnings (63,451) (50,379)
Capital share transactions
*
Shares sold 296,552 430,610
Distributions reinvested 56,784 45,700
Shares redeemed (592,425) (341,866)
Increase (decrease) in net assets from capital
share transactions (239,089) 134,444
Net Assets
Increase during period 141,187 627,781
Beginning of period 2,905,305 2,277,524
End of period $ 3,046,492 $ 2,905,305
*Share information (000s)
Shares sold 4,519 7,484
Distributions reinvested 801 711
Shares redeemed (9,320) (5,938)
Increase (decrease) in shares outstanding (4,000) 2,257

T. ROWE PRICE Total Equity Market Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Total Equity Market
Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to match the performance of the entire U.S. stock market.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change

T. ROWE PRICE Total Equity Market Index Fund

in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Total Equity Market Index Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Total Equity Market Index Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,031,174 $ — $ — $ 3,031,174
Short-Term Investments 13,974 797 — 14,771
Securities Lending Collateral 7,153 — — 7,153
Total Securities 3,052,301 797 — 3,053,098
Futures Contracts* 13 — — 13
Total $ 3,052,314 $ 797 $ — $ 3,053,111
Liabilities
Futures Contracts* $ 42 $ — $ — $ 42
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 13
*
Total $ 13
*
Liabilities
Equity derivatives Futures $ 42
Total $ 42
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, securities valued at $771,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 912
Total $ 912
Change in Unrealized
Gain (Loss)
Equity derivatives $ 377
Total $ 377

T. ROWE PRICE Total Equity Market Index Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE Total Equity Market Index Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $19,372,000; the aggregate value of collateral was $19,945,000 and consisted of cash collateral and related investments of
$7,153,000 and U.S. government securities of $12,792,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $77,132,000 and $350,701,000, respectively, for the year ended
December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Total Equity Market Index Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 28,878 $ 32,547
Long-term capital gain 34,573 17,832
Total distributions $ 63,451 $ 50,379
($000s)
Cost of investments $ 834,653
Unrealized appreciation $ 2,251,361
Unrealized depreciation (32,916)
Net unrealized appreciation (depreciation) $ 2,218,445
($000s)
Undistributed long-term capital gain $ 22,405
Net unrealized appreciation (depreciation) 2,218,445
Other temporary differences (5)
Total distributable earnings (loss) $ 2,240,845

T. ROWE PRICE Total Equity Market Index Fund

The temporary differences relate primarily to the deferral of losses from wash sales. Other temporary differences relate primarily to differences in treatment of corporate actions.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would

T. ROWE PRICE Total Equity Market Index Fund

otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The Fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the year ended December 31, 2025.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for
Expense limitation 0.22%
Expense limitation date 02/29/28
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Total Equity Market Index Fund

Price Associates; $1,021,000 for T. Rowe Price Services, Inc.; and $205,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Total Equity Market Index Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Total Equity Market Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Total Equity Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Total Equity Market Index Fund
(one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Total Equity Market Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Total Equity Market Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$50,184,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $32,879,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $31,358,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F123-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026